Annual Fund Operating Expenses - DWS RREEF Global Infrastructure Fund	Apr. 21, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.19%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	2.08%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.94%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.94%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.94%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.04%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2025.